Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)
Cash flows from operating activities:
Net income	$ 42,745	¥ 284,088	¥ 252,622	¥ 186,653
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expenses	627	4,165	23,447	30,243
Amortization of loan facility transaction costs	366	2,430	3,676	6,587
Provision for allowance for doubtful accounts	122	810	371	974
Depreciation expenses	3,775	25,087	23,371	18,364
Amortization expenses	392	2,604	3,198	3,450
Other income from change in fair value of derivative instruments	0	0	(923)	0
Loss on disposal of property and equipment	18	117	372	104
(Gain)/loss from foreign currency exchange	115	767	(1,337)	(618)
Deferred tax expenses/(benefits)	(124)	(823)	(7,091)	1,220
Changes in operating assets and liabilities:
Accounts receivable	(220)	(1,459)	(6,071)	(3,822)
Amounts due from related parties	63	421	1,520	0
Prepayments and other current assets	2,885	19,172	(63,198)	(9,773)
Other non-current assets	1	9	(30)	(4,106)
Amounts due to related parties	0	0	(990)	0
Accounts payable	215	1,426	3,333	923
Salaries and welfare payable	2,036	13,533	22,156	10,447
Taxes payable	(2,753)	(18,298)	33,077	5,387
Deferred tax liabilities	0	0	0	(22,410)
Deferred revenues	16,469	109,459	114,524	98,008
Accrued expenses and other current liabilities	(2,297)	(15,270)	49,133	1,828
Net cash provided by operating activities	64,435	428,238	451,160	323,459
Cash flows from investing activities:
Cash paid for the acquisition of CJOL	0	0	0	(96,804)
Cash paid for the acquisition of Shanghai Ruipin	(275)	(1,825)	0	0
Cash obtained from the acquisition of Shanghai Ruipin	8	51	0	0
Payment of share transfer consideration due to a related party	0	0	0	(6,000)
Placement of time deposits and restricted time deposits	(61,904)	(411,408)	(179,000)	(493,265)
Maturity of time deposits and restricted time deposits	58,371	387,929	140,000	519,450
Release of restricted cash	661	4,394	0	14,872
Cash allocated to restricted cash	0	0	0	(8,024)
Proceeds from disposal of property and equipment	36	239	183	60
Purchase of property and equipment	(3,727)	(24,772)	(31,761)	(25,725)
Purchase of intangible assets	(265)	(1,761)	(570)	(3,088)
Net cash used in investing activities	(7,095)	(47,153)	(71,148)	(98,524)
Cash flows from financing activities:
Proceeds from IPO and CPP, net of expenses	0	0	0	515,301
Payment of accrued IPO and CPP expenses	0	0	(25,162)	0
Proceeds from exercise of over-allotment options, net of expenses	0	0	62,054	0
Proceeds from exercise of options	10,302	68,465	58,389	40,182
Dividends distributed to non-controlling interest shareholder of CJOL	0	0	0	(6,227)
Dividends distributed to Zhaopin Limited's shareholders	0	0	0	(147,650)
Proceeds of bank loans	0	0	73,364	423,185
Repayment of bank loans	(19,697)	(130,904)	(214,459)	(415,925)
Payment of bank loan facility transaction costs	(175)	(1,160)	(1,310)	(4,247)
Settlement of derivative instruments	0	0	890	(5,121)
Net cash provided by/(used in) financing activities	(9,570)	(63,599)	(46,234)	399,498
Effect of exchange rate changes on cash and cash equivalents	5,875	39,035	(260)	448
Net increase in cash and cash equivalents	53,645	356,521	333,518	624,881
Cash and cash equivalents, beginning of the year	205,983	1,368,943	1,035,425	410,544
Cash and cash equivalents, end of the year	259,628	1,725,464	1,368,943	1,035,425
Supplemental disclosure of cash flow information:
Cash paid for income taxes	10,237	68,032	56,133	86,932
Cash paid for interest expense	629	4,090	8,216	7,281
Supplemental disclosure of non-cash financing and investing activities:
Accrual related to purchases of property and equipment	308	2,001	(4,401)	3,730
Accrual related to IPO-related service fees	0	0	(25,162)	25,162
Conversion of preferred shares into ordinary shares	$ 0	¥ 0	¥ 0	¥ 1,389